Segment Reporting (Details)	12 Months Ended
Sep. 30, 2025 Segments
Segment Reporting [Line Items]
Operating segment	2
Reportable segments	2
Solar PV Products [Member]
Segment Reporting [Line Items]
Percentage of product sales	60.00%
HPC Products [Member]
Segment Reporting [Line Items]
Percentage of product sales	2.00%
Other Countries [Member]
Segment Reporting [Line Items]
Percentage of product sales	38.00%